Payden Emerging Markets Corporate Bond Fund
1
Schedule of Investments
- July 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (96%)
Argentina (USD) (0%
)
1 Pampa Energia SA 144A, 9.50%, 12/08/26 (a) $ –
Austria (USD) (0%
)
200,000 Klabin Austria GmbH 144A, 3.20%,
1/12/31 (a)(b) 162
200,000 Klabin Austria GmbH 144A, 5.75%,
4/03/29 (a) 197
359
Bahamas (USD) (0%
)
445,000 Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a) 380
Bermuda (USD) (3%
)
200,000 Bermuda Government International Bond
144A, 3.72%, 1/25/27 (a) 191
300,000 CBQ Finance Ltd. , 2.00%, 9/15/25 (c) 278
241,600 Digicel Group Holdings Ltd. 144A, 8.00%,
4/01/25 (a) 106
760,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 654
500,000 Ooredoo International Finance Ltd. 144A,
5.00%, 10/19/25 (a) 498
360,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A, 4.85%, 10/14/38 (a)
(b) 322
200,000 Tengizchevroil Finance Co. International Ltd.
144A, 3.25%, 8/15/30 (a) 154
200,000 Valaris Ltd. 144A, 8.38%, 4/30/30 (a) 205
2,408
Brazil (USD) (2%
)
250,000 Banco do Brasil SA 144A, (10 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
6.362%), 9.00% (a)(d)(e) 253
200,000 BRF SA , 4.88%, 1/24/30 (c) 167
200,000 BRF SA 144A, 4.88%, 1/24/30 (a) 167
200,000 BRF SA 144A, 5.75%, 9/21/50 (a) 142
489,088 Prumo Participacoes e Investimentos S/A 144A,
7.50%, 12/31/31 (a) 461
1,190
Canada (USD) (1%
)
400,000 TransCanada PipeLines Ltd. , 6.20%, 3/09/26  401
200,000 Vale Canada Ltd. , 7.20%, 9/15/32  212
613
Cayman Islands (USD) (7%
)
200,000 Alibaba Group Holding Ltd. , 3.40%, 12/06/27  187
200,000 Alibaba Group Holding Ltd. , 3.60%, 11/28/24  195
200,000 Baidu Inc. , 4.38%, 5/14/24  198
489,816 Bioceanico Sovereign Certificate Ltd. 144A,
3.63%, 6/05/34 (a)(f) 344
600,000 Country Garden Holdings Co. Ltd. , 3.30%,
1/12/31 (c) 84
200,000 Country Garden Holdings Co. Ltd. , 5.13%,
1/14/27 (c) 36
200,000 Dar Al-Arkan Sukuk Co. Ltd. , 7.75%,
2/07/26 (c) 201
300,000 Energuate Trust 144A, 5.88%, 5/03/27 (a) 276
285,000 JD.com Inc. , 3.38%, 1/14/30  254
200,000 Kaisa Group Holdings Ltd. , 10.50%,
1/30/24 (f) 9
400,000 MAF Global Securities Ltd. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.893%), 7.88% (c)(d)(e) 409
Principal
or Shares Security Description
Value
(000)
470,000 Melco Resorts Finance Ltd. 144A, 5.38%,
12/04/29 (a) $ 402
98,900 Odebrecht Oil & Gas Finance Ltd. 144A,
31.50% (a)(d)(f) 1
250,000 QNB Finance Ltd. , 2.75%, 2/12/27 (c) 230
390,000 SA Global Sukuk Ltd. 144A, 1.60%,
6/17/26 (a) 354
200,000 Sable International Finance Ltd. 144A, 5.75%,
9/07/27 (a) 187
690,000 Saudi Electricity Global Sukuk Co. 3 144A,
4.00%, 4/08/24 (a) 681
200,000 Saudi Electricity Global Sukuk Co. 4 , 4.22%,
1/27/24 (c) 198
215,000 Shimao Group Holdings Ltd. , 5.60%,
7/15/26 (c)(g) 16
190,000 Vale Overseas Ltd. , 6.88%, 11/21/36  203
325,000 Weibo Corp. , 3.38%, 7/08/30  264
200,000 Weibo Corp. , 3.50%, 7/05/24  196
4,925
Chile (USD) (3%
)
333,348 Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a) 254
189,333 Celeo Redes Operacion Chile SA 144A, 5.20%,
6/22/47 (a) 173
660,000 Chile Electricity PEC SpA 144A, 5.31%,
1/25/28 (a)(f) 518
200,000 Embotelladora Andina SA 144A, 5.00%,
10/01/23 (a) 199
255,000 Interchile SA 144A, 4.50%, 6/30/56 (a) 213
200,000 Inversiones CMPC SA 144A, 3.85%,
1/13/30 (a) 180
280,000 Sociedad de Transmision Austral SA 144A,
4.00%, 1/27/32 (a) 245
1,782
Colombia (USD) (2%
)
400,000 Bancolombia SA , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.944%), 4.63%, 12/18/29 (e) 353
400,000 Colombia Telecomunicaciones SA ESP 144A,
4.95%, 7/17/30 (a) 314
290,000 Ecopetrol SA , 5.38%, 6/26/26  279
170,000 Ecopetrol SA , 8.63%, 1/19/29  175
200,000 Promigas SA ESP/Gases del Pacifico SAC 144A,
3.75%, 10/16/29 (a) 172
1,293
France (USD) (0%
)
425,000 Altice France SA 144A, 5.13%, 7/15/29 (a) 298
Hong Kong (USD) (1%
)
310,000 AIA Group Ltd. 144A, 4.95%, 4/04/33 (a) 309
200,000 Lenovo Group Ltd. 144A, 6.54%, 7/27/32 (a) 204
513
India (USD) (4%
)
210,000 Adani Ports & Special Economic Zone Ltd.
144A, 5.00%, 8/02/41 (a) 144
178,000 Adani Renewable Energy RJ Ltd./Kodangal
Solar Parks Pvt. Ltd./Wardha Solar Maharash
144A, 4.63%, 10/15/39 (a) 132
200,000 Bharti Airtel Ltd. 144A, 4.38%, 6/10/25 (a) 195
200,000 Export-Import Bank of India , 3.88%,
3/12/24 (c) 197
200,000 Export-Import Bank of India 144A, 3.88%,
2/01/28 (a) 188

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
200,000 ICICI Bank Ltd. 144A, 4.00%, 3/18/26 (a) $ 193
400,000 Muthoot Finance Ltd. 144A, 4.40%,
9/02/23 (a) 398
250,000 Reliance Industries Ltd. 144A, 3.63%,
1/12/52 (a) 178
200,000 Shriram Finance Ltd. 144A, 4.15%, 7/18/25 (a) 189
245,000 Shriram Finance Ltd. 144A, 4.40%, 3/13/24 (a)
(b) 241
425,000 Summit Digitel Infrastructure Ltd. 144A,
2.88%, 8/12/31 (a) 338
2,393
Indonesia (USD) (2%
)
400,000 Cikarang Listrindo Tbk PT 144A, 4.95%,
9/14/26 (a) 381
900,000 Indofood CBP Sukses Makmur Tbk PT , 3.40%,
6/09/31 (c) 760
1,141
Ireland (USD) (2%
)
1,250,000 C&W Senior Financing DAC 144A, 6.88%,
9/15/27 (a) 1,136
Isle of Man (USD) (0%
)
120,000 AngloGold Ashanti Holdings PLC , 6.50%,
4/15/40  119
Israel (USD) (3%
)
810,000 Bank Hapoalim BM 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.155%), 3.26%, 1/21/32 (a)(c)(e) 697
310,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(c) 290
200,000 Energean Israel Finance Ltd. 144A, 5.38%,
3/30/28 (a)(c) 182
200,000 Energean Israel Finance Ltd. 144A, 5.88%,
3/30/31 (a)(b)(c) 175
200,000 Energean Israel Finance Ltd. 144A, 8.50%,
9/30/33 (a)(c) 201
200,000 Israel Electric Corp. Ltd. 144A, 4.25%,
8/14/28 (a)(c) 186
200,000 Israel Electric Corp. Ltd. 6 144A, 5.00%,
11/12/24 (a)(c) 198
260,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)
(c) 245
2,174
Jersey (USD) (1%
)
510,000 Galaxy Pipeline Assets Bidco Ltd. 144A,
2.63%, 3/31/36 (a) 414
Kazakhstan (USD) (0%
)
200,000 KazMunayGas National Co. JSC 144A, 5.38%,
4/24/30 (a) 189
Luxembourg (USD) (2%
)
200,000 Altice France Holding SA 144A, 10.50%,
5/15/27 (a) 85
220,000 B2W Digital Lux Sarl 144A, 4.38%,
12/20/30 (a)(g) 36
200,000 Cosan Luxembourg SA 144A, 7.50%,
6/27/30 (a) 201
200,000 EIG Pearl Holdings Sarl , 4.39%, 11/30/46 (c) 157
180,000 Millicom International Cellular SA 144A,
6.63%, 10/15/26 (a) 176
762,378 Tierra Mojada Luxembourg II Sarl 144A,
5.75%, 12/01/40 (a) 676
Principal
or Shares Security Description
Value
(000)
200,000 Unigel Luxembourg SA 144A, 8.75%,
10/01/26 (a) $ 68
1,399
Malaysia (USD) (0%
)
200,000 Petronas Capital Ltd. 144A, 3.50%, 3/18/25 (a) 193
Marshall Islands (USD) (0%
)
301,942 Nakilat Inc. 144A, 6.07%, 12/31/33 (a) 315
Mauritius (USD) (2%
)
185,500 Greenko Power II Ltd. 144A, 4.30%,
12/13/28 (a) 164
300,000 Greenko Solar Mauritius Ltd. 144A, 5.95%,
7/29/26 (a) 285
457,750 India Cleantech Energy 144A, 4.70%,
8/10/26 (a) 402
400,000 MTN Mauritius Investments Ltd. 144A,
4.76%, 11/11/24 (a) 390
1,241
Mexico (MXN) (0%
)
4,870,000 Mexican Bonos Series M, 8.50%, 11/18/38
MXN (h) 282
Mexico (USD) (13%
)
200,000 America Movil SAB de CV , 4.70%, 7/21/32  193
200,000 Banco Mercantil del Norte SA 144A, (10 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 5.034%), 6.63% (a)(d)(e) 160
200,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.967%), 6.75% (a)(d)(e) 197
200,000 Banco Mercantil del Norte SA 144A, (10 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 5.470%), 7.50% (a)(d)(e) 182
800,000 Banco Santander Mexico SA Institucion de
Banca Multiple Grupo Financiero Santand
144A, (5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 2.995%), 5.95%,
10/01/28 (a)(e) 795
430,000 Becle SAB de CV 144A, 2.50%, 10/14/31 (a) 341
525,000 Cemex SAB de CV 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.534%), 5.13% (a)(d)(e) 487
200,000 Cibanco SA Ibm/PLA Administradora
Industrial S de RL de CV 144A, 4.96%,
7/18/29 (a) 189
200,000 Coca-Cola Femsa SAB de CV , 1.85%, 9/01/32  156
200,000 Coca-Cola Femsa SAB de CV , 2.75%, 1/22/30  177
420,000 Corp. Inmobiliaria Vesta SAB de CV 144A,
3.63%, 5/13/31 (a) 352
200,000 El Puerto de Liverpool SAB de CV 144A,
3.95%, 10/02/24 (a) 195
600,000 Electricidad Firme de Mexico Holdings SA de
CV 144A, 4.90%, 11/20/26 (a) 534
207,733 Fermaca Enterprises S de RL de CV 144A,
6.38%, 3/30/38 (a) 201
200,000 Gruma SAB de CV 144A, 4.88%, 12/01/24 (a) 198
820,000 Grupo Axo SAPI de CV 144A, 5.75%,
6/08/26 (a) 719
200,000 Grupo Bimbo SAB de CV 144A, 3.88%,
6/27/24 (a) 197
250,000 Infraestructura Energetica Nova SAPI de CV
144A, 3.75%, 1/14/28 (a) 230

Principal
or Shares Security Description
Value
(000)
600,000 Kimberly-Clark de Mexico SAB de CV 144A,
2.43%, 7/01/31 (a) $ 505
200,000 Kimberly-Clark de Mexico SAB de CV 144A,
3.25%, 3/12/25 (a) 193
355,000 Mexico City Airport Trust 144A, 4.25%,
10/31/26 (a) 340
220,000 Mexico City Airport Trust 144A, 5.50%,
7/31/47 (a) 192
184,366 Mexico Generadora de Energia S de rl 144A,
5.50%, 12/06/32 (a)(b) 178
440,000 Orbia Advance Corp. SAB de CV 144A, 1.88%,
5/11/26 (a) 391
200,000 Petroleos Mexicanos , 4.63%, 9/21/23  199
165,000 Petroleos Mexicanos , 5.95%, 1/28/31  123
250,000 Petroleos Mexicanos , 6.49%, 1/23/27  223
360,000 Petroleos Mexicanos , 6.70%, 2/16/32  278
70,000 Petroleos Mexicanos , 6.75%, 9/21/47  45
920,000 Sitios Latinoamerica SAB de CV 144A, 5.38%,
4/04/32 (a) 842
200,000 Trust Fibra Uno 144A, 6.95%, 1/30/44 (a) 179
9,191
Morocco (USD) (2%
)
400,000 OCP SA 144A, 3.75%, 6/23/31 (a) 337
755,000 OCP SA , 5.63%, 4/25/24 (c) 753
245,000 OCP SA 144A, 5.63%, 4/25/24 (a) 244
1,334
Netherlands (USD) (6%
)
200,000 Bharti Airtel International Netherlands BV
144A, 5.35%, 5/20/24 (a) 199
200,000 Embraer Netherlands Finance BV 144A,
7.00%, 7/28/30 (a) 202
410,000 MEGlobal BV 144A, 2.63%, 4/28/28 (a) 361
435,000 Minejesa Capital BV 144A, 5.63%, 8/10/37 (a) 361
310,000 Petrobras Global Finance BV , 6.25%, 3/17/24  309
200,000 Prosus NV 144A, 3.06%, 7/13/31 (a) 157
400,000 Prosus NV , 3.06%, 7/13/31 (c) 314
200,000 Prosus NV 144A, 3.83%, 2/08/51 (a) 123
415,000 Prosus NV 144A, 4.03%, 8/03/50 (a) 267
200,000 Prosus NV 144A, 4.99%, 1/19/52 (a) 147
600,000 Sigma Finance Netherlands BV 144A, 4.88%,
3/27/28 (a) 577
515,000 Teva Pharmaceutical Finance Netherlands III
BV , 6.00%, 4/15/24  513
595,000 Teva Pharmaceutical Finance Netherlands III
BV , 6.75%, 3/01/28 (b) 591
4,121
Norway (USD) (1%
)
500,000 Var Energi ASA 144A, 8.00%, 11/15/32 (a) 540
Panama (USD) (1%
)
594,628 AES Panama Generation Holdings SRL 144A,
4.38%, 5/31/30 (a) 517
571,762 UEP Penonome II SA 144A, 6.50%,
10/01/38 (a) 433
950
Peru (USD) (1%
)
435,000 Kallpa Generacion SA 144A, 4.13%,
8/16/27 (a) 407
350,000 Kallpa Generacion SA 144A, 4.88%,
5/24/26 (a) 338
745
Principal
or Shares Security Description
Value
(000)
Romania (RON) (0%
)
825,000 Romania Government Bond Series 8Y, 4.15%,
1/26/28 RON (h) $ 169
Saudi Arabia (USD) (1%
)
555,000 Saudi Arabian Oil Co. 144A, 3.25%,
11/24/50 (a) 390
300,000 Saudi Telecom Co. , 3.89%, 5/13/29 (c) 288
678
Singapore (USD) (1%
)
232,500 Continuum Energy Levanter Pte Ltd. 144A,
4.50%, 2/09/27 (a) 216
300,000 SingTel Group Treasury Pte Ltd. , 2.38%,
10/03/26 (c) 274
490
South Africa (ZAR) (1%
)
18,000,000 Republic of South Africa Government Bond
Series R214, 6.50%, 2/28/41 ZAR (h) 608
South Korea (USD) (2%
)
345,000 Hana Bank 144A, 3.50%, 1/30/24 (a) 341
420,000 Kia Corp. 144A, 3.25%, 4/21/26 (a) 395
200,000 Kookmin Bank 144A, 2.50%, 11/04/30 (a) 163
240,000 Korea Development Bank , 3.38%, 9/16/25  230
200,000 SK Hynix Inc. 144A, 6.50%, 1/17/33 (a)(b) 205
1,334
Spain (USD) (3%
)
360,000 AI Candelaria Spain SA 144A, 5.75%,
6/15/33 (a) 274
400,000 Banco Bilbao Vizcaya Argentaria SA , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.300%), 5.86%, 9/14/26 (e) 397
400,000 Banco Santander SA , 5.59%, 8/08/28  400
1,630,000 EnfraGen Energia Sur SA/EnfraGen Spain SA/
Prime Energia SpA 144A, 5.38%, 12/30/30 (a) 1,079
2,150
Sri Lanka (USD) (0%
)
250,000 Sri Lanka Government International Bond
144A, 6.85%, 11/03/25 (a) 116
Thailand (USD) (0%
)
415,000 Bangkok Bank PCL 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.900%), 3.73%, 9/25/34 (a)(e) 357
Turkey (USD) (1%
)
200,000 Turkiye Garanti Bankasi AS 144A, (5 yr.
Swap Semi 30/360 USD + 4.220%), 7.18%,
5/24/27 (a)(e) 188
200,000 Turkiye Sise ve Cam Fabrikalari AS 144A,
6.95%, 3/14/26 (a) 196
384
Ukraine (USD) (0%
)
215,000 Ukraine Government International Bond 144A,
7.75%, 9/01/28 (a) 68
United Arab Emirates (USD) (4%
)
279,359 Acwa Power Management And Investments
One Ltd. 144A, 5.95%, 12/15/39 (a) 273
200,000 DP World Ltd. 144A, 5.63%, 9/25/48 (a) 191
280,000 Emirates Semb Corp. Water & Power Co. PJSC
144A, 4.45%, 8/01/35 (a) 265

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
200,000 GEMS MENASA Cayman Ltd./GEMS
Education Delaware LLC 144A, 7.13%,
7/31/26 (a) $ 194
315,000 MDGH GMTN RSC Ltd. 144A, 4.50%,
11/07/28 (a) 310
200,000 MDGH GMTN RSC Ltd. 144A, 5.08%,
5/22/53 (a) 200
240,000 MDGH GMTN RSC Ltd. 144A, 5.50%,
4/28/33 (a) 253
415,000 NBK Tier 1 Financing 2 Ltd. , (6 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.832%), 4.50% (c)(d)(e) 383
290,000 NBK Tier 1 Ltd. 144A, (6 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.875%), 3.63% (a)(d)(e) 253
301,810 Sweihan PV Power Co. PJSC 144A, 3.63%,
1/31/49 (a) 243
2,565
United Kingdom (USD) (4%
)
245,000 Anglo American Capital PLC 144A, 3.95%,
9/10/50 (a) 182
315,000 Anglo American Capital PLC 144A, 4.75%,
4/10/27 (a) 307
200,000 Anglo American Capital PLC 144A, 5.50%,
5/02/33 (a) 196
200,000 Fresnillo PLC 144A, 5.50%, 11/13/23 (a) 200
325,000 Jaguar Land Rover Automotive PLC 144A,
5.50%, 7/15/29 (a) 288
905,000 MARB BondCo PLC 144A, 3.95%, 1/29/31 (a) 671
200,000 Standard Chartered PLC , (3 mo. LIBOR USD +
1.209%), 2.82%, 1/30/26 (c)(e) 190
200,000 Tullow Oil PLC 144A, 10.25%, 5/15/26 (a) 163
225,000 Vedanta Resources Finance II PLC 144A,
8.95%, 3/11/25 (a) 146
260,000 Vedanta Resources Ltd. 144A, 6.13%,
8/09/24 (a) 170
2,513
United States (USD) (17%
)
200,000 American Tower Corp. , 3.38%, 10/15/26  188
200,000 Azul Secured Finance LLP 144A, 11.93%,
8/28/28 (a) 201
532,180 BBFI Liquidating Trust 144A, 39.59%,
12/30/99 (a)(f) 205
400,000 Bimbo Bakeries USA Inc. 144A, 4.00%,
5/17/51 (a) 319
100,000 Bristol-Myers Squibb Co. , 1.13%, 11/13/27  87
200,000 Civitas Resources Inc. 144A, 8.38%,
7/01/28 (a) 206
200,000 CSC Holdings LLC 144A, 11.25%, 5/15/28 (a) 198
400,000 Eli Lilly & Co. , 5.00%, 2/27/26  400
200,000 EquipmentShare.com Inc. 144A, 9.00%,
5/15/28 (a) 198
400,000 Exeter Automobile Receivables Trust 2022-6A,
5.70%, 8/17/26  399
300,000 Ford Motor Credit Co. LLC , 6.95%, 6/10/26  303
255,000 Gray Television Inc. 144A, 4.75%, 10/15/30 (a)
(b) 180
450,000 Hyundai Capital America 144A, 1.30%,
1/08/26 (a) 405
340,000 Hyundai Capital America 144A, 5.50%,
3/30/26 (a) 339
Principal
or Shares Security Description
Value
(000)
350,000 Hyundai Capital America 144A, 5.65%,
6/26/26 (a) $ 349
300,000 Invitation Homes Operating Partnership LP ,
5.45%, 8/15/30  297
835,000 JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc. 144A, 5.75%, 4/01/33 (a) 803
200,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 188
200,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a) 184
200,000 Lockheed Martin Corp. , 3.55%, 1/15/26  194
200,000 Metropolitan Edison Co. 144A, 5.20%,
4/01/28 (a) 199
635,000 MIC Glen LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 6.750%),
12.17%, 7/20/29 (i) 590
200,000 National Rural Utilities Cooperative Finance
Corp. , (5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 3.533%), 7.13%,
9/15/53 (e) 202
100,000 NextEra Energy Capital Holdings Inc. , 6.05%,
3/01/25  101
200,000 Omega Healthcare Investors Inc. , 4.38%,
8/01/23  200
300,000 Palomino Funding Trust I 144A, 7.23%,
5/17/28 (a) 303
234,240 Santander Bank Auto Credit-Linked Notes
Series 2023-A 144A, 10.07%, 6/15/33 (a) 234
200,000 Sasol Financing USA LLC , 4.38%, 9/18/26  181
50,000 Sealed Air Corp./Sealed Air Corp. U.S. 144A,
6.13%, 2/01/28 (a) 50
200,000 SierraCol Energy Andina LLC 144A, 6.00%,
6/15/28 (a) 158
345,000 Southern Copper Corp. , 3.88%, 4/23/25  335
100,000 Summit Midstream Holdings LLC/Summit
Midstream Finance Corp. 144A, 9.00%,
10/15/26 (a) 98
510,000 Tacala Investment Corp. Term Loan B 2L, (1
mo. Term Secured Overnight Financing Rate +
7.500%), 12.81%, 2/04/28 (i) 487
770,000 Terraform Global Operating LP 144A, 6.13%,
3/01/26 (a) 753
1,345,000 U.S. Treasury Bill , 4.63%, 11/02/23 (f) 1,327
550,000 U.S. Treasury Bill , 4.73%, 11/30/23 (f) 540
300,000 Venture Global LNG Inc. 144A, 8.38%,
6/01/31 (a) 305
100,000 Walmart Inc. , 2.85%, 7/08/24  98
400,000 Warnermedia Holdings Inc. , 6.41%, 3/15/26  401
12,205
Uruguay (UYU) (1%
)
11,063,687 Uruguay Government International Bond ,
3.88%, 7/02/40 UYU (h) 319
Virgin Islands (British) (USD) (2%
)
860,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 794
315,000 Gold Fields Orogen Holdings BVI Ltd. 144A,
5.13%, 5/15/24 (a) 312
200,000 Huarong Finance 2017 Co. Ltd. , 4.25%,
11/07/27 (c) 171
200,000 Studio City Finance Ltd. 144A, 5.00%,
1/15/29 (a) 154
1,431
Total Bonds
(Cost - $70,711) 67,025

Principal
or Shares Security Description
Value
(000)
Investment Company (7%)
4,692,073 Payden Cash Reserves Money Market Fund*
(Cost - $4,692)  $ 4,692
Total Investments (Cost - $75,403)  (103%)
71,717
Liabilities in excess of Other Assets ( -3% )
(1,967)
Net Assets (100%)
$ 69,750
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) All or a portion of these securities are on loan. At July 31, 2023, the total market value of the Fund’s securities on loan is $1,758 and the total market value of the collateral held by the Fund is $1,823. Amounts in 000s.
(c) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d) Perpetual security with no stated maturity date.
(e) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023.
(f) Yield to maturity at time of purchase.
(g) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h) Principal in foreign currency.
(i) Floating rate security. The rate shown reflects the rate in effect at July 31,
2023. The stated maturity is subject to prepayments.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
MXN 3,270
USD  191 Goldman Sachs & Co. 10/13/2023 $ 2
MYR 752
USD  164 Barclays Bank PLC 10/13/2023 3
PEN 548
USD  150 HSBC Bank USA, N.A. 09/15/2023 2
USD 331
CLP  269,400 BNP PARIBAS 09/15/2023 12
19
Liabilities:
CLP 548,800 USD  681 Barclays Bank PLC 09/15/2023 (30)
IDR 5,206,000 USD  348 Barclays Bank PLC 09/25/2023 (3)
THB 5,810 USD  170 Barclays Bank PLC 08/21/2023 –
USD 162 RON  732 BNP PARIBAS 08/21/2023 (1)
USD 982 MXN  17,100 Goldman Sachs & Co. 10/13/2023 (25)
USD 149 PEN  548 HSBC Bank USA, N.A. 09/15/2023 (2)
USD 637 ZAR  11,890 HSBC Bank USA, N.A. 09/26/2023 (24)
(85)
Net Unrealized Appreciation (Depreciation)
$(66)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 23 Sep-23 $ 4,670 $ (74) $ (74)
U.S. Treasury 5-Year Note Future 31 Sep-23 3,311 (51) (51)
U.S. Ultra Bond Future 7 Sep-23 926 (18) (18)
a a
(143)
Short Contracts:
U.S. Treasury 10-Year Note Future 24 Sep-23 (2,674) 48 48
U.S. Treasury 10-Year Ultra Future 21 Sep-23 (2,457) 39 39
a a
87
Total Futures
$(56)

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Federative Republic of
Brazil), Pay 1% Quarterly, Receive upon credit default 06/20/2027 USD 600 $4 $30 $(26)
Protection Bought (Relevant Credit: Federative Republic of
Brazil), Pay 1% Quarterly, Receive upon credit default 12/20/2027 USD 250 4 19 (15)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 40 Index), Pay 5% Quarterly,
Receive upon credit default 06/20/2028 USD 1,360 (56) (5) (51)
Protection Bought (Relevant Credit: Markit iTraxx Crossover),
Pay 5% Quarterly, Receive upon credit default 12/20/2027 EUR 300 (20) 4 (24)
$(68) $48 $(116)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
10-Year Interest Rate Swap, Receive Fixed 8.390% Annually,
Pay Variable 11.508% (MXIBTIIE) 28 days 04/01/2033 MXN 5,600 $2 $– $2